Portfolio of Investments
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	594,000	617,463
Total Convertible Bonds (Cost $561,373)			617,463

Corporate Bonds & Notes 95.4%

Aerospace & Defense 1.6%
Bombardier, Inc.(a)
04/15/2027	7.875%	657,000	681,193
02/15/2028	6.000%	439,000	442,800
Moog, Inc.(a)
12/15/2027	4.250%	440,000	454,663
TransDigm, Inc.(a)
12/15/2025	8.000%	688,000	732,757
03/15/2026	6.250%	678,000	709,005
TransDigm, Inc.
11/15/2027	5.500%	1,054,000	1,084,602
01/15/2029	4.625%	1,168,000	1,165,080
05/01/2029	4.875%	111,000	111,171
Total			5,381,271
Airlines 2.1%
Air Canada(a)
08/15/2026	3.875%	718,000	725,107
American Airlines, Inc.(a)
07/15/2025	11.750%	425,000	525,745
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	1,744,000	1,832,819
Delta Air Lines, Inc.
01/15/2026	7.375%	144,000	169,514
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	523,000	559,961
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	960,154	1,005,793
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	1,631,402	1,775,123
United Airlines, Inc.(a)
04/15/2026	4.375%	505,000	519,193
Total			7,113,255
Automotive 3.7%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	685,000	705,442
04/01/2027	6.500%	44,000	45,885
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clarios Global LP(a)
05/15/2025	6.750%	255,000	269,887
Ford Motor Co.
04/21/2023	8.500%	248,000	272,603
04/22/2025	9.000%	548,000	659,115
04/22/2030	9.625%	75,000	106,367
01/15/2043	4.750%	790,000	831,485
Ford Motor Credit Co. LLC
03/18/2024	5.584%	1,777,000	1,910,257
11/01/2024	4.063%	400,000	420,046
06/16/2025	5.125%	414,000	449,771
11/13/2025	3.375%	728,000	749,411
08/17/2027	4.125%	689,000	730,888
02/16/2028	2.900%	410,000	407,226
11/13/2030	4.000%	493,000	512,669
IAA Spinco, Inc.(a)
06/15/2027	5.500%	182,000	190,102
Jaguar Land Rover Automotive PLC(a)
07/15/2029	5.500%	486,000	473,244
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,758,000	1,777,569
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	761,000	809,651
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	264,000	273,852
Tenneco, Inc.(a)
01/15/2029	7.875%	679,000	758,313
Total			12,353,783
Brokerage/Asset Managers/Exchanges 1.3%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	246,000	271,452
AG Issuer LLC(a)
03/01/2028	6.250%	243,000	254,779
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	294,000	302,474
Hightower Holding LLC(a)
04/15/2029	6.750%	736,000	753,671
NFP Corp.(a),(b)
08/15/2028	4.875%	703,000	714,617
NFP Corp.(a)
08/15/2028	6.875%	1,947,000	1,987,205
Total			4,284,198
Building Materials 1.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	797,000	813,332
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	514,000	534,914
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	393,000	396,019
Interface, Inc.(a)
12/01/2028	5.500%	119,000	125,456
SRS Distribution, Inc.(a)
07/01/2028	4.625%	356,000	363,185
07/01/2029	6.125%	694,000	714,924
White Cap Buyer LLC(a)
10/15/2028	6.875%	611,000	646,430
Total			3,594,260
Cable and Satellite 6.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2026	5.500%	199,000	205,352
02/01/2028	5.000%	666,000	695,217
06/01/2029	5.375%	749,000	809,322
03/01/2030	4.750%	1,876,000	1,961,084
CSC Holdings LLC(a)
02/01/2028	5.375%	829,000	866,094
02/01/2029	6.500%	2,867,000	3,104,875
01/15/2030	5.750%	338,000	343,671
02/15/2031	3.375%	731,000	679,442
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	383,000	399,859
DISH DBS Corp.
06/01/2029	5.125%	3,569,000	3,501,356
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	526,000	542,964
09/15/2028	6.500%	1,263,000	1,287,091
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	607,000	615,248
07/01/2030	4.125%	1,100,000	1,105,722
Videotron Ltd.(a)
06/15/2029	3.625%	401,000	407,216
Virgin Media Finance PLC(a)
07/15/2030	5.000%	801,000	818,382
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	789,000	818,432
Ziggo BV(a)
01/15/2027	5.500%	1,402,000	1,448,657
01/15/2030	4.875%	1,142,000	1,176,770
Total			20,786,754
Chemicals 2.7%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	509,000	495,032
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	642,000	667,381
Element Solutions, Inc.(a)
09/01/2028	3.875%	956,000	971,259
HB Fuller Co.
10/15/2028	4.250%	292,000	297,024
Herens Holdco Sarl(a)
05/15/2028	4.750%	680,000	683,867
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	439,000	483,595
INEOS Group Holdings SA(a)
08/01/2024	5.625%	481,000	482,074
Ingevity Corp.(a)
11/01/2028	3.875%	781,000	778,885
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	755,000	816,152
Iris Holdings, Inc.(a),(c)
02/15/2026	8.750%	353,000	358,297
Olympus Water US Holding Corp.(a),(d)
10/01/2028	4.250%	597,000	590,162
10/01/2029	6.250%	252,000	250,109
SPCM SA(a)
03/15/2027	3.125%	301,000	300,995
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	303,000	306,866
09/30/2029	7.500%	170,000	174,301
WR Grace Holdings LLC(a)
06/15/2027	4.875%	649,000	667,680
08/15/2029	5.625%	800,000	825,579
Total			9,149,258
Construction Machinery 0.9%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,253,000	1,250,059
Herc Holdings, Inc.(a)
07/15/2027	5.500%	782,000	820,439
NESCO Holdings II, Inc.(a)
04/15/2029	5.500%	431,000	447,287
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	364,000	372,762
Total			2,890,547
Consumer Cyclical Services 1.7%
APX Group, Inc.(a)
02/15/2027	6.750%	186,000	197,610
07/15/2029	5.750%	335,000	330,800

2	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arches Buyer, Inc.(a)
06/01/2028	4.250%	237,000	240,348
12/01/2028	6.125%	142,000	144,710
Match Group, Inc.(a)
06/01/2028	4.625%	452,000	472,672
Staples, Inc.(a)
04/15/2026	7.500%	570,000	578,056
04/15/2027	10.750%	176,000	171,244
Uber Technologies, Inc.(a)
05/15/2025	7.500%	647,000	690,276
08/15/2029	4.500%	2,782,000	2,800,929
Total			5,626,645
Consumer Products 1.0%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	502,000	531,455
Mattel, Inc.(a)
12/15/2027	5.875%	671,000	726,826
Mattel, Inc.
11/01/2041	5.450%	141,000	168,558
Prestige Brands, Inc.(a)
01/15/2028	5.125%	335,000	350,007
Scotts Miracle-Gro Co. (The)(a)
02/01/2032	4.375%	625,000	630,783
Spectrum Brands, Inc.
07/15/2025	5.750%	511,000	525,426
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	297,000	297,558
Total			3,230,613
Diversified Manufacturing 1.1%
CFX Escrow Corp.(a)
02/15/2026	6.375%	195,000	204,677
Madison IAQ LLC(a)
06/30/2028	4.125%	262,000	261,896
06/30/2029	5.875%	842,000	851,339
Resideo Funding, Inc.(a)
09/01/2029	4.000%	569,000	558,246
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	257,000	269,990
Welbilt, Inc.
02/15/2024	9.500%	308,000	316,762
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	740,000	790,328
06/15/2028	7.250%	572,000	633,542
Total			3,886,780
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 5.2%
Atlantica Sustainable Infrastructure PLC(a)
06/15/2028	4.125%	470,000	486,692
Calpine Corp.(a)
06/01/2026	5.250%	396,000	407,245
Clearway Energy Operating LLC
09/15/2026	5.000%	866,000	889,159
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	909,000	961,734
02/15/2031	3.750%	1,770,000	1,785,046
Clearway Energy Operating LLC(a),(d)
01/15/2032	3.750%	798,000	799,476
FirstEnergy Corp.
11/15/2031	7.375%	225,000	306,890
FirstEnergy Corp.(e)
07/15/2047	5.350%	338,000	412,135
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	943,000	958,353
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	495,000	524,139
09/15/2027	4.500%	2,263,000	2,432,635
NRG Energy, Inc.
01/15/2027	6.625%	104,000	107,776
NRG Energy, Inc.(a)
02/15/2029	3.375%	415,000	409,262
06/15/2029	5.250%	728,000	776,436
02/15/2031	3.625%	1,367,000	1,343,264
02/15/2032	3.875%	739,000	730,703
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	259,000	269,957
PG&E Corp.
07/01/2028	5.000%	360,000	366,819
07/01/2030	5.250%	516,000	528,184
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	604,000	650,543
01/15/2030	4.750%	624,000	653,229
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	653,000	675,975
07/31/2027	5.000%	277,000	286,111
05/01/2029	4.375%	495,000	498,559
Total			17,260,322
Environmental 1.4%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	463,000	477,771
08/01/2025	3.750%	633,000	651,249
12/15/2026	5.125%	405,000	424,777
08/01/2028	4.000%	547,000	543,047
06/15/2029	4.750%	802,000	824,308

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2029	4.375%	439,000	443,248
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,274,000	1,289,570
Total			4,653,970
Finance Companies 1.8%
Global Aircraft Leasing Co., Ltd.(a),(c)
09/15/2024	6.500%	322,429	318,094
Navient Corp.
03/15/2028	4.875%	487,000	491,025
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,140,000	1,161,959
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	343,000	346,834
03/01/2031	3.875%	459,000	462,958
Rocket Mortgage LLC/Co-Issuer, Inc.(a),(d)
10/15/2033	4.000%	2,121,000	2,105,669
Springleaf Finance Corp.
03/15/2024	6.125%	974,000	1,040,362
Total			5,926,901
Food and Beverage 3.9%
Aramark Services, Inc.(a)
05/01/2025	6.375%	238,000	250,546
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,991,000	2,049,613
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	390,000	408,070
Kraft Heinz Foods Co.
06/01/2046	4.375%	1,073,000	1,224,285
10/01/2049	4.875%	678,000	825,596
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	436,000	549,941
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	433,000	444,329
11/01/2026	4.875%	586,000	600,807
Performance Food Group, Inc.(a)
05/01/2025	6.875%	170,000	180,041
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	1,634,000	1,747,256
03/01/2032	3.500%	1,524,000	1,550,093
Post Holdings, Inc.(a)
03/01/2027	5.750%	647,000	672,228
01/15/2028	5.625%	440,000	462,311
04/15/2030	4.625%	638,000	643,185
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	498,000	495,589
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	377,000	381,277
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	485,000	493,565
Total			12,978,732
Gaming 5.0%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	235,000	254,388
06/15/2031	4.750%	792,000	816,887
Boyd Gaming Corp.
12/01/2027	4.750%	675,000	696,904
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,059,000	1,073,875
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	794,000	805,219
CCM Merger, Inc.(a)
05/01/2026	6.375%	505,000	531,282
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	237,000	249,751
07/01/2025	6.250%	989,000	1,042,030
07/01/2027	8.125%	836,000	939,546
International Game Technology PLC(a)
02/15/2025	6.500%	1,139,000	1,271,535
04/15/2026	4.125%	339,000	352,349
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	480,000	521,894
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	400,000	431,944
02/15/2029	3.875%	141,000	150,014
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	947,000	964,460
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	376,000	371,397
Scientific Games International, Inc.(a)
07/01/2025	8.625%	337,000	365,299
10/15/2025	5.000%	1,287,000	1,323,349
03/15/2026	8.250%	1,323,000	1,409,591
05/15/2028	7.000%	369,000	398,454
11/15/2029	7.250%	669,000	752,562
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	561,000	585,858
02/15/2027	3.750%	305,000	315,795
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	874,000	891,784
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	159,000	167,685
10/01/2029	5.125%	175,000	176,301
Total			16,860,153

4	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 6.1%
180 Medical, Inc.(a),(d)
10/15/2029	3.875%	200,000	200,000
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	138,000	145,080
04/15/2029	5.000%	184,000	191,909
AdaptHealth LLC(a)
03/01/2030	5.125%	989,000	989,772
Avantor Funding, Inc.(a)
07/15/2028	4.625%	764,000	804,869
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	178,000	184,912
04/01/2030	3.500%	403,000	402,970
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	249,000	258,850
03/15/2029	3.750%	249,000	255,246
03/15/2031	4.000%	199,000	208,410
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	897,000	938,846
03/15/2026	8.000%	375,000	397,653
03/15/2027	5.625%	197,000	206,431
04/15/2029	6.875%	629,000	629,779
HCA, Inc.
09/01/2028	5.625%	530,000	630,627
02/01/2029	5.875%	527,000	633,329
09/01/2030	3.500%	980,000	1,038,141
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	297,000	300,913
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	306,000	319,426
06/15/2028	5.000%	282,000	303,660
Mozart Debt Merger Sub, Inc.(a),(d)
10/01/2029	5.250%	303,000	303,000
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	98,000	103,377
02/01/2028	7.250%	130,000	139,269
Radiology Partners, Inc.(a)
02/01/2028	9.250%	732,000	786,426
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	1,655,000	1,701,109
Select Medical Corp.(a)
08/15/2026	6.250%	1,190,000	1,252,073
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	86,000	87,523
04/15/2027	10.000%	376,000	406,838
Syneos Health, Inc.(a)
01/15/2029	3.625%	244,000	243,201
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.
11/15/2027	4.625%	693,000	727,370
Teleflex, Inc.(a)
06/01/2028	4.250%	223,000	231,639
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	669,000	710,325
02/01/2027	6.250%	886,000	920,881
11/01/2027	5.125%	1,522,000	1,591,156
10/01/2028	6.125%	1,168,000	1,225,696
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	750,000	791,136
Total			20,261,842
Healthcare Insurance 0.4%
Centene Corp.
10/15/2030	3.000%	1,123,000	1,151,098
08/01/2031	2.625%	319,000	317,027
Total			1,468,125
Home Construction 0.7%
Meritage Homes Corp.(a)
04/15/2029	3.875%	349,000	366,387
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	385,000	395,235
04/01/2029	4.750%	102,000	104,933
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	513,000	537,405
03/01/2024	5.625%	848,000	914,974
Total			2,318,934
Independent Energy 6.1%
Apache Corp.
11/15/2025	4.625%	387,000	416,505
11/15/2027	4.875%	514,000	560,579
10/15/2028	4.375%	225,000	243,105
01/15/2030	4.250%	341,000	367,494
09/01/2040	5.100%	500,000	560,013
02/01/2042	5.250%	171,000	190,537
04/15/2043	4.750%	571,000	618,191
01/15/2044	4.250%	123,000	124,285
Callon Petroleum Co.
10/01/2024	6.125%	378,000	371,523
07/01/2026	6.375%	2,277,000	2,176,903
Callon Petroleum Co.(a)
08/01/2028	8.000%	763,000	753,400
CNX Resources Corp.(a)
03/14/2027	7.250%	771,000	820,682
01/15/2029	6.000%	510,000	539,544

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comstock Resources, Inc.(a)
03/01/2029	6.750%	336,000	363,109
01/15/2030	5.875%	287,000	298,520
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	249,000	259,877
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	199,000	209,531
EQT Corp.
01/15/2029	5.000%	404,000	455,908
EQT Corp.(e)
02/01/2030	8.750%	566,000	728,373
EQT Corp.(a)
05/15/2031	3.625%	311,000	324,130
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	133,000	137,985
Matador Resources Co.
09/15/2026	5.875%	1,155,000	1,191,708
Occidental Petroleum Corp.
04/15/2026	3.400%	1,134,000	1,164,037
08/15/2026	3.200%	270,000	275,600
08/15/2029	3.500%	759,000	771,830
09/01/2030	6.625%	1,099,000	1,356,340
01/01/2031	6.125%	263,000	315,144
09/15/2036	6.450%	346,000	435,547
08/15/2039	4.300%	102,000	100,743
06/15/2045	4.625%	561,000	573,766
04/15/2046	4.400%	1,860,000	1,850,598
SM Energy Co.
09/15/2026	6.750%	988,000	1,008,726
01/15/2027	6.625%	190,000	194,715
07/15/2028	6.500%	272,000	281,144
Southwestern Energy Co.(a)
02/01/2029	5.375%	334,000	357,597
Total			20,397,689
Leisure 3.1%
Carnival Corp.(a)
03/01/2026	7.625%	1,800,000	1,921,013
03/01/2027	5.750%	1,062,000	1,097,350
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	348,000	351,413
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	464,000	484,005
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	265,000	284,313
Cinemark USA, Inc.(a)
03/15/2026	5.875%	942,000	951,337
07/15/2028	5.250%	446,000	439,208
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	297,000	302,157
NCL Corp Ltd.(a)
03/15/2026	5.875%	848,000	869,443
NCL Corp.,Ltd.(a)
12/15/2024	3.625%	280,000	265,917
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	651,000	707,927
07/01/2026	4.250%	857,000	839,571
08/31/2026	5.500%	498,000	511,730
04/01/2028	5.500%	647,000	662,358
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	433,000	437,010
Viking Cruises Ltd.(a)
09/15/2027	5.875%	171,000	166,147
VOC Escrow Ltd.(a)
02/15/2028	5.000%	180,000	177,559
Total			10,468,458
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	310,000	324,350
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	62,000	63,237
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	201,000	204,152
Total			591,739
Media and Entertainment 4.2%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	1,769,000	1,812,350
Clear Channel International BV(a)
08/01/2025	6.625%	625,000	651,122
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	1,126,000	1,185,257
06/01/2029	7.500%	679,000	707,846
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,039,000	1,074,880
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	114,000	75,522
08/15/2027	6.625%	298,000	131,445
iHeartCommunications, Inc.
05/01/2026	6.375%	484,136	509,738
05/01/2027	8.375%	1,323,672	1,414,022
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	261,000	271,434
01/15/2028	4.750%	591,000	608,823

6	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.
11/15/2028	5.875%	1,405,000	1,721,499
05/15/2029	6.375%	124,000	156,857
Netflix, Inc.(a)
11/15/2029	5.375%	567,000	686,905
06/15/2030	4.875%	756,000	890,467
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	239,000	245,168
01/15/2029	4.250%	278,000	275,478
03/15/2030	4.625%	877,000	879,410
Playtika Holding Corp.(a)
03/15/2029	4.250%	672,000	674,251
Total			13,972,474
Metals and Mining 3.6%
Alcoa Nederland Holding BV(a)
03/31/2029	4.125%	325,000	338,487
Allegheny Technologies, Inc.
10/01/2029	4.875%	102,000	102,283
10/01/2031	5.125%	726,000	731,485
Commercial Metals Co.
02/15/2031	3.875%	95,000	95,623
Constellium NV(a)
02/15/2026	5.875%	2,038,000	2,071,226
Constellium SE(a)
06/15/2028	5.625%	303,000	318,379
04/15/2029	3.750%	1,464,000	1,427,798
Freeport-McMoRan, Inc.
03/15/2043	5.450%	1,286,000	1,582,456
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	465,000	460,912
04/01/2029	6.125%	1,972,000	2,066,522
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	815,000	837,335
Novelis Corp.(a)
11/15/2026	3.250%	421,000	426,835
01/30/2030	4.750%	1,043,000	1,097,126
08/15/2031	3.875%	507,000	503,127
Total			12,059,594
Midstream 6.7%
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	387,000	406,431
01/31/2032	3.250%	1,352,000	1,357,103
Cheniere Energy, Inc.
10/15/2028	4.625%	734,000	773,969
CNX Midstream Partners LP(a)
04/15/2030	4.750%	651,000	659,420
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DCP Midstream Operating LP
04/01/2044	5.600%	729,000	852,785
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	885,000	907,495
DT Midstream, Inc.(a)
06/15/2029	4.125%	501,000	510,139
06/15/2031	4.375%	791,000	819,038
EQM Midstream Partners LP(a)
07/01/2025	6.000%	590,000	647,444
07/01/2027	6.500%	503,000	565,967
01/15/2029	4.500%	491,000	510,026
01/15/2031	4.750%	1,315,000	1,367,614
Hess Midstream Operations LP(a)
02/15/2030	4.250%	200,000	202,256
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	861,000	874,929
NuStar Logistics LP
10/01/2025	5.750%	359,000	387,000
06/01/2026	6.000%	522,000	566,294
04/28/2027	5.625%	124,000	132,170
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	916,000	930,772
Sunoco LP/Finance Corp.
02/15/2026	5.500%	1,052,000	1,073,626
Targa Resources Partners LP/Finance Corp.
01/15/2028	5.000%	761,000	800,935
03/01/2030	5.500%	1,490,000	1,629,578
02/01/2031	4.875%	534,000	575,991
Targa Resources Partners LP/Finance Corp.(a)
01/15/2032	4.000%	444,000	458,751
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,096,000	1,123,639
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	747,000	769,802
08/15/2031	4.125%	593,000	619,717
Western Gas Partners LP
07/01/2026	4.650%	687,000	743,299
08/15/2028	4.750%	935,000	1,020,959
Western Midstream Operating LP
02/01/2025	4.350%	910,000	960,796
03/01/2028	4.500%	78,000	84,366
Total			22,332,311
Oil Field Services 0.9%
Apergy Corp.
05/01/2026	6.375%	488,000	509,167
Nabors Industries Ltd.(a)
01/15/2028	7.500%	385,000	364,752

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	2,258,833	2,225,234
Total			3,099,153
Other REIT 1.8%
Blackstone Mortgage Trust, Inc.(a),(d)
01/15/2027	3.750%	869,000	861,145
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	994,000	1,006,930
02/01/2027	4.250%	420,000	417,651
06/15/2029	4.750%	1,232,000	1,225,206
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	632,000	668,786
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	501,000	514,059
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	346,000	349,013
09/15/2029	4.000%	382,000	381,493
Service Properties Trust
03/15/2024	4.650%	326,000	330,794
10/01/2024	4.350%	152,000	154,022
Total			5,909,099
Packaging 2.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,314,000	1,328,333
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	368,000	384,295
08/15/2026	4.125%	641,000	663,868
08/15/2027	5.250%	634,000	645,804
08/15/2027	5.250%	258,000	263,155
BWAY Holding Co.(a)
04/15/2024	5.500%	1,038,000	1,046,429
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	349,000	354,749
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	575,000	603,586
Novolex(a)
01/15/2025	6.875%	396,000	400,718
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	623,000	653,304
08/15/2027	8.500%	530,000	566,872
Total			6,911,113
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 2.5%
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	1,460,000	1,491,255
04/01/2026	9.250%	1,148,000	1,226,052
01/15/2028	7.000%	856,000	876,989
06/01/2028	4.875%	241,000	249,902
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	202,000	202,323
06/30/2028	6.000%	302,000	216,001
Grifols Escrow Issuer SA(a),(d)
10/15/2028	4.750%	319,000	326,132
Jazz Securities DAC(a)
01/15/2029	4.375%	363,000	376,250
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,508,000	1,538,475
04/30/2031	5.125%	1,120,000	1,176,140
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	694,000	705,731
Total			8,385,250
Property & Casualty 1.5%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	533,000	542,019
10/15/2027	6.750%	1,234,000	1,280,725
AssuredPartners, Inc.(a)
01/15/2029	5.625%	576,000	579,689
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	722,000	719,394
HUB International Ltd.(a)
05/01/2026	7.000%	1,169,000	1,208,822
MGIC Investment Corp.
08/15/2028	5.250%	101,000	107,692
Radian Group, Inc.
03/15/2025	6.625%	40,000	44,720
03/15/2027	4.875%	235,000	256,372
USI, Inc.(a)
05/01/2025	6.875%	347,000	353,112
Total			5,092,545
Restaurants 1.2%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	551,000	578,709
01/15/2028	3.875%	901,000	908,136
IRB Holding Corp.(a)
06/15/2025	7.000%	536,000	569,385
02/15/2026	6.750%	1,693,000	1,741,523

8	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Yum! Brands, Inc.(a)
04/01/2025	7.750%	106,000	113,334
Total			3,911,087
Retailers 0.9%
L Brands, Inc.(a)
07/01/2025	9.375%	88,000	111,772
L Brands, Inc.
02/01/2028	5.250%	358,000	394,797
11/01/2035	6.875%	921,000	1,155,990
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	283,000	290,485
05/01/2029	4.875%	126,000	129,153
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	662,000	683,839
02/15/2029	7.750%	171,000	186,486
Total			2,952,522
Supermarkets 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	420,000	454,249
02/15/2028	5.875%	473,000	503,579
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	495,000	504,076
01/15/2027	4.625%	708,000	742,881
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	169,000	176,410
Total			2,381,195
Technology 5.3%
Ascend Learning LLC(a)
08/01/2025	6.875%	641,000	653,978
08/01/2025	6.875%	604,000	615,010
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	875,000	880,857
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	212,000	226,299
03/01/2026	9.125%	129,000	135,192
Camelot Finance SA(a)
11/01/2026	4.500%	501,000	520,676
CDK Global, Inc.
06/01/2027	4.875%	497,000	520,367
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	401,000	401,062
07/01/2029	4.875%	895,000	896,743
Everi Holdings, Inc.(a)
07/15/2029	5.000%	86,000	88,190
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gartner, Inc.(a)
07/01/2028	4.500%	637,000	667,838
06/15/2029	3.625%	304,000	306,637
HealthEquity, Inc.(a),(d)
10/01/2029	4.500%	41,000	41,666
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	765,000	756,054
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	672,000	689,525
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,054,000	1,070,356
Microchip Technology, Inc.
09/01/2025	4.250%	607,000	634,417
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	422,000	438,288
07/15/2029	4.500%	402,000	393,168
07/15/2031	4.750%	502,000	488,657
Plantronics, Inc.(a)
03/01/2029	4.750%	1,783,000	1,670,740
PTC, Inc.(a)
02/15/2025	3.625%	178,000	181,163
02/15/2028	4.000%	256,000	262,724
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	163,000	188,416
09/01/2025	7.375%	251,000	267,199
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	583,000	608,338
Square, Inc.(a)
06/01/2026	2.750%	163,000	165,428
06/01/2031	3.500%	548,000	562,388
Switch Ltd.(a)
09/15/2028	3.750%	206,000	209,093
06/15/2029	4.125%	401,000	412,447
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	344,000	361,202
Verscend Escrow Corp.(a)
08/15/2026	9.750%	1,020,000	1,076,232
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,193,000	1,187,159
Total			17,577,509
Wireless 4.9%
Altice France Holding SA(a)
05/15/2027	10.500%	954,000	1,041,393
02/15/2028	6.000%	2,221,000	2,118,986
Altice France SA(a)
02/01/2027	8.125%	775,000	835,232
07/15/2029	5.125%	806,000	791,481

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Altice France SA(a),(d)
10/15/2029	5.500%	653,000	647,156
SBA Communications Corp.
09/01/2024	4.875%	2,468,000	2,512,946
Sprint Capital Corp.
11/15/2028	6.875%	1,509,000	1,927,339
T-Mobile USA, Inc.
02/15/2026	2.250%	218,000	220,331
02/01/2028	4.750%	1,149,000	1,219,870
02/15/2029	2.625%	893,000	902,008
02/15/2031	2.875%	496,000	500,443
04/15/2031	3.500%	159,000	167,812
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	850,000	897,629
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,539,000	1,534,346
07/15/2031	4.750%	1,182,000	1,208,217
Total			16,525,189
Wirelines 1.8%
CenturyLink, Inc.
04/01/2024	7.500%	1,020,000	1,129,254
04/01/2025	5.625%	1,358,000	1,477,404
CenturyLink, Inc.(a)
12/15/2026	5.125%	471,000	488,375
02/15/2027	4.000%	385,000	393,496
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	1,034,000	1,029,584
03/01/2028	6.125%	962,000	975,252
Lumen Technologies, Inc.(a)
06/15/2029	5.375%	400,000	406,851
Total			5,900,216
Total Corporate Bonds & Notes (Cost $306,005,578)			318,493,486

Foreign Government Obligations(f) 0.2%

Canada 0.2%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	754,000	792,480
Total Foreign Government Obligations (Cost $769,926)			792,480

Senior Loans 2.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.1%
WR Grace & Co.(g),(h)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.250%	355,000	356,111
Consumer Cyclical Services 0.4%
8th Avenue Food & Provisions, Inc.(g),(h)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	3.836%	698,114	688,515
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.836%	752,935	744,464
Total			1,432,979
Consumer Products 0.3%
Springs Window Fashions(b),(g),(h)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 09/17/2028	4.750%	994,000	985,929
Food and Beverage 0.2%
BellRing Brands LLC(g),(h)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	529,785	531,639
Health Care 0.4%
Radiology Partners, Inc.(g),(h)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	4.334%	130,000	129,838
Surgery Center Holdings, Inc.(b),(g),(h)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.500%	1,067,636	1,068,671
Total			1,198,509
Media and Entertainment 0.2%
Cengage Learning, Inc.(b),(g),(h)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	724,663	728,866

10	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.3%
IRB Holding Corp.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	1,038,841	1,037,002
Technology 0.7%
Applied Systems, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/19/2024	3.750%	382,271	382,129
Ascend Learning LLC(g),(h)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	327,143	326,852
DCert Buyer, Inc.(g),(h)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.084%	478,000	481,485
Epicore Software Corp.(g),(h)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	228,000	233,985
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Project Alpha Intermediate Holding, Inc.(g),(h)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.090%	576,362	575,849
UKG, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.834%	429,240	429,850
Total			2,430,150
Total Senior Loans (Cost $8,681,757)			8,701,185

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(i),(j)	10,931,517	10,930,423
Total Money Market Funds (Cost $10,930,423)		10,930,423
Total Investments in Securities (Cost: $326,949,057)		339,535,037
Other Assets & Liabilities, Net		(5,712,212)
Net Assets		333,822,825

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $242,541,859, which represents 72.66% of total net assets.
(b)	Represents a security purchased on a forward commitment basis.
(c)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2021.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	The stated interest rate represents the weighted average interest rate at September 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	Variable rate security. The interest rate shown was the current rate as of September 30, 2021.
(i)	The rate shown is the seven-day current annualized yield at September 30, 2021.
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	5,498,191	82,555,832	(77,123,600)	—	10,930,423	—	3,366	10,931,517
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021

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